Commitments and Contingencies Capital Commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital Commitments
Capital Commitments
Capital commitments contracted	¥ 4,593,606	¥ 5,201,385